Income Taxes (Schedule of Components of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Net operating loss and credit carryforwards	$ 186,519	$ 170,521
Self-insurance liabilities	125,367	124,842
Accrued expenses	53,011	55,203
Other comprehensive income	47,265	102,242
Stock-based compensation	22,813	31,504
Deferred compensation	73,042	58,509
Other	110,813	65,887
Total Deferred Income Tax Assets, Gross	618,830	608,708
Valuation Allowance	(171,364)	(161,312)
Total Deferred Income Tax Assets, Net	447,466	447,396
Liabilities
Property and equipment	820,035	762,387
Intangibles	244,019	222,392
Investments in unconsolidated affiliates	60,257	64,170
Other liabilities	23,767	22,468
Long-term debt and interest	21,256	28,920
Accounts receivable	86,044	38,503
Total Deferred Income Tax Liabilities, Gross	$ 1,255,378	$ 1,138,840